Shareholder Report, Average Annual Return (Details) 194881_Amplify Bitcoin 2 Monthly Option Income ETF_TF_TSR Annual {TF}	5 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Amplify Bitcoin 2% Monthly Option Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Amplify Bitcoin 2% Monthly Option Income ETF NAV
Average Annual Return, Percent	23.27%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	21.67%